Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2017	2018
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	5.25
License agreements with SINA	80,660,000	80,660,000	5.25
Customer relationship	10,512,212	10,312,159	0.93
Database license	8,300,000	8,300,000	—
Computer software licenses	6,422,913	6,393,997	1.36

	212,685,125	212,456,156	5.05

Less: Accumulated amortization
Advertising agency agreement with SINA	69,451,305	75,506,228
License agreements with SINA	52,888,314	57,391,831
Customer relationship	9,798,432	10,050,553
Database license	8,055,884	8,300,000
Computer software licenses	1,860,044	3,806,367

Intangible assets subject to amortization, net	70,631,146	57,401,177

Total intangible assets, net	70,631,146	57,401,177